Other Income and Expenses (Details) - Schedule of finance costs ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Finance Costs Abstract
Interest on loans and borrowings	¥ 2,259		¥ 3,588
Interest on lease liabilities	36		842
Total finance costs	¥ 2,295	$ 343	¥ 4,430